Income Taxes - Temporary differences (Details) - USD ($) $ in Thousands	Sep. 30, 2018	Sep. 30, 2017
Income Tax Disclosure [Abstract]
Property and equipment	$ 6,849	$ 11,568
Prepaid expenses	478	121
Gross deferred tax liabilities	7,327	11,689
Insurance liabilities	448	159
Employee benefits and other	939	1,485
Gross deferred tax assets	1,387	1,644
Net deferred tax liability	$ 5,940	$ 10,045